Cash and Cash Equivalents - Summary of Reconciliation of Liabilities Arising from Financing Activities (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	¥ 200,258	¥ 202,591
Changes from financing cash flows:
Proceeds from bank borrowings	75,429	76,910	¥ 71,841
Proceeds from ultra-short-term financing bills	27,500	82,500
Proceeds from corporate bonds	3,900	9,000
Repayment of bank borrowings	(36,359)	(70,437)	(52,601)
Repayment of ultra-short-term financing bills	(39,600)	(68,900)
Repayment of corporate bonds	(7,500)	(3,749)
Capital element of lease rentals paid	(21,960)	(21,613)
Total changes from financing cash flows	1,410	3,711
Exchange adjustments	3,455	(1,474)
Changes in fair value	437	236
Increase in lease liabilities from entering into new leases during the year	10,476	4,623
Conversion of convertible bonds to ordinary shares		(10,456)
Amortization amount of convertible bonds	275	456
Impact of accrued interest expense	(90)	571
Total other changes	10,661	(4,806)
Ending Balance	216,221	200,258	202,591
Bank loans and other borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	96,267	78,233
Changes from financing cash flows:
Proceeds from bank borrowings	75,429	76,910
Proceeds from ultra-short-term financing bills	27,500	82,500
Proceeds from corporate bonds	3,900	9,000
Repayment of bank borrowings	(36,359)	(70,437)
Repayment of ultra-short-term financing bills	(39,600)	(68,900)
Repayment of corporate bonds	(7,500)	(3,749)
Capital element of lease rentals paid	0	0
Total changes from financing cash flows	23,370	25,324
Exchange adjustments	(42)	0
Changes in fair value	0	0
Increase in lease liabilities from entering into new leases during the year	0	0
Conversion of convertible bonds to ordinary shares		(8,317)
Amortization amount of convertible bonds	275	456
Impact of accrued interest expense	(90)	571
Total other changes	185	(7,290)
Ending Balance	119,780	96,267	78,233
Lease liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	102,749	121,213
Changes from financing cash flows:
Proceeds from bank borrowings	0	0
Proceeds from ultra-short-term financing bills	0	0
Proceeds from corporate bonds	0	0
Repayment of bank borrowings	0	0
Repayment of ultra-short-term financing bills	0	0
Repayment of corporate bonds	0	0
Capital element of lease rentals paid	(21,960)	(21,613)
Total changes from financing cash flows	(21,960)	(21,613)
Exchange adjustments	3,497	(1,474)
Changes in fair value	0	0
Increase in lease liabilities from entering into new leases during the year	10,476	4,623
Amortization amount of convertible bonds	0	0
Total other changes	10,476	4,623
Ending Balance	94,762	102,749	121,213
Interest rate swaps (liabilities/(asset)) [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	20	53
Changes from financing cash flows:
Proceeds from bank borrowings	0	0
Proceeds from ultra-short-term financing bills	0	0
Proceeds from corporate bonds	0	0
Repayment of bank borrowings	0	0
Repayment of ultra-short-term financing bills	0	0
Repayment of corporate bonds	0	0
Capital element of lease rentals paid	0	0
Total changes from financing cash flows	0	0
Exchange adjustments	0	0
Changes in fair value	(49)	(33)
Increase in lease liabilities from entering into new leases during the year	0	0
Amortization amount of convertible bonds	0	0
Total other changes	0	0
Ending Balance	(29)	20	53
Derivative component of convertible bonds [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	1,222	3,092
Changes from financing cash flows:
Changes in fair value	486	269
Conversion of convertible bonds to ordinary shares		(2,139)
Amortization amount of convertible bonds	0	0
Total other changes	0	(2,139)
Ending Balance	¥ 1,708	¥ 1,222	¥ 3,092